Exhibit 1. Consolidated subsidiaries, associates and joint ventures	12 Months Ended
Dec. 31, 2017
Disclosure of consolidated subsidiaries, associates and joint ventures [Abstract]
Disclosure of interests in subsidiaries, associates and joint ventures [text block]
Exhibit 1. Consolidated subsidiaries, associates and joint ventures

Consolidated subsidiary companies (1/2)

Group	Functional currency	Ownership interest Ecopetrol	Activity	Country/Domicile	Geographic area of operations	Equity, net	Profit (loss) of the year	Total assets	Total liabilities
Ecopetrol Global Energy SLU	U.S. Dollar	100%	Investment vehicle	Spain	Spain	3,056,580	102,120	3,056,719	139
Ecopetrol Oleo é Gas do Brasil Ltda.	Real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	36,385	(54,591)	50,933	14,548
Ecopetrol del Perú S.A.	U.S. Dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	48,969	(2,271)	51,792	2,823
Ecopetrol America Inc.	U.S. Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,964,718	163,529	3,368,997	404,279
Black Gold Re Ltd.	U.S. Dollar	100%	Reinsurer of Ecopetrol and its subordinates	Bermuda	Bermuda	607,199	28,135	729,125	121,926
Ecopetrol Germany Gmbh	U.S. Dollar	100%	Exploration and exploitation of hydrocarbons	Germany	Angola	2,345	(118)	2,773	428
Hocol Petroleum Limited	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	2,223,406	(135,261)	2,223,464	58
Hocol S.A.	U.S. Dollar	100%	Exploration, exploitation and production of hydrocarbons	Cayman Islands	Colombia	1,529,052	(60,103)	2,747,950	1,218,898
Andean Chemicals Ltd.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	5,168,133	(526,869)	5,169,911	1,778
Refinería de Cartagena S.A *	U.S. Dollar	100%	Refining, commercialization and distribution of hydrocarbons	Colombia	Colombia	17,008,913	39,195	25,805,231	8,796,318
Propileno del Caribe Propilco S.A.	U.S. Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	1,414,530	225,175	1,927,883	513,353
COMAI - Compounding and Masterbatching Industry	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	141,580	114,241	202,879	61,299

* Information taken from the audited financial statements.

Consolidated subsidiaries (2/2)

Group	Functional currency	Ownership interest Ecopetrol	Activity	Country/Domicile	Geographic area of operations	Equity, net	Profit (loss) of the year	Total assets	Total liabilities
Bioenergy S.A.	Colombian Peso	99.04%	Production of biofuels	Colombia	Colombia	335,858	(237,846)	433,582	97,724
Bioenergy Zona Franca SAS	Colombian Peso	99.04%	Production of biofuels	Colombia	Colombia	246,866	(197,949)	702,627	455,761
Amandine Holdings Corp.	Colombian Peso	99.04%	On sale	Panama	Panama	6,657	-	6,657	-
The Arces Group Corp.	Colombian Peso	99.04%	On sale	Panama	Panama	5,100	-	5,100	-
Cenit SAS	Colombian Peso	100%	Storage and transportation by hydrocarbon pipelines	Colombia	Colombia	13,801,943	3,014,820	15,243,690	1,441,747
Oleoducto Central SA - Ocensa	U.S. Dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,014,831	1,667,219	6,205,436	3,190,605
Oleoducto de los Llanos	Colombian Peso	65%	Transportation by crude oil pipelines	Panama	Colombia	1,106,571	321,792	1,919,509	812,938
Oleoducto de Colombia SA - ODC	Colombian Peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	351,308	202,432	555,250	203,942
Bicentenario de Colombia SAS	Colombian Peso	55.97%	Transportation activity by crude oil pipelines	Colombia	Colombia	1,069,490	385,500	3,205,369	2,135,879
Ecopetrol Capital AG	U.S. Dollar	100%	Financing, liquidation of financing of group companies or any type of company	Switzerland	Switzerland	1,240,473	145,970	5,806,746	4,566,273
Ecopetrol Global Capital SLU	Euro	100%	Investment vehicle	Spain	Spain	20	(51)	39	19
Esenttia Resinas del Perú	U.S. Dollar	100%	Marketing polypropylene resins and masterbatches	Peru	Peru	3,866	(84)	15,981	12,115
Ecopetrol Costa Afuera SAS	Colombian Peso	100%	Offshore Caribbean exploration	Colombia	Colombia	15,671	(69,242)	139,192	123,521
ECP Hidrocarburos de México SA de CV	U.S. Dollar	100%	Offshore Caribbean exploration	Mexico	Mexico	4,100	(3,653)	5,851	1,751

Associated companies and joint ventures

Group	Functional currency	Ownership interest Ecopetrol	Activity	Country/Domicile	Geographic area of operations	Equity, net	Profit (loss) of the year	Total assets	Total liabilities
Associates
Invercolsa SA (*)	Colombian Peso	43%	Holding with investments in transport and distribution of natural gas and LPG	Colombia	Colombia	516,640	84,628	560,368	43,728
Serviport SA (*)	Colombian Peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements	Colombia	Colombia	20,212	2,031	70,966	50,754
Sociedad Portuaria Olefinas y Derivados S.A. (*)	Colombian Peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks.	Colombia	Colombia	2,847	178	3,189	342
Joint Ventures
Equion Energy Limited	U.S. Dollar	51%	Exploration, exploitation and production of hydrocarbons	United Kingdom	Colombia	1,336,811	253,709	1,865,776	528,965
Ecodiesel Colombia SA (*)	Colombian Peso	50%	Production, marketing and distribution of biofuels and oleo chemicals	Colombia	Colombia	76,766	13,236	128,420	51,654
Offshore International Group (*)	U.S. Dollar	50%	Exploration, development, production and processing of hydrocarbons	United States	Peru	1,007,754	(178,280)	1,858,013	850,259

(*) Information available as of November 30, 2017